Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000237872 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	25.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	25.60%
Percent of Net Long Exposure	(25.60%)
C000237872 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	68.00%
Percent of Total Long Exposure	41.10%
Percent of Total Short Exposure	26.90%
Percent of Net Long Exposure	14.20%
C000237872 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	86.70%
Percent of Total Long Exposure	71.70%
Percent of Total Short Exposure	15.00%
Percent of Net Long Exposure	56.70%
C000237872 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	97.90%
Percent of Total Long Exposure	97.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	97.90%
C000237871 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	25.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	25.60%
Percent of Net Long Exposure	(25.60%)
C000237871 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	68.00%
Percent of Total Long Exposure	41.10%
Percent of Total Short Exposure	26.90%
Percent of Net Long Exposure	14.20%
C000237871 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	86.70%
Percent of Total Long Exposure	71.70%
Percent of Total Short Exposure	15.00%
Percent of Net Long Exposure	56.70%
C000237871 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	97.90%
Percent of Total Long Exposure	97.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	97.90%
C000237874 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	24.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	24.40%
Percent of Net Long Exposure	(24.40%)
C000237874 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	33.50%
Percent of Total Long Exposure	22.80%
Percent of Total Short Exposure	10.60%
Percent of Net Long Exposure	12.20%
C000237874 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	88.70%
Percent of Total Long Exposure	72.30%
Percent of Total Short Exposure	16.40%
Percent of Net Long Exposure	55.90%
C000237874 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	97.50%
Percent of Total Long Exposure	97.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	97.50%
C000237873 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	24.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	24.40%
Percent of Net Long Exposure	(24.40%)
C000237873 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	33.50%
Percent of Total Long Exposure	22.80%
Percent of Total Short Exposure	10.60%
Percent of Net Long Exposure	12.20%
C000237873 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	88.70%
Percent of Total Long Exposure	72.30%
Percent of Total Short Exposure	16.40%
Percent of Net Long Exposure	55.90%
C000237873 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	97.50%
Percent of Total Long Exposure	97.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	97.50%
C000237876 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	25.80%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	25.80%
Percent of Net Long Exposure	(25.80%)
C000237876 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	46.10%
Percent of Total Long Exposure	28.90%
Percent of Total Short Exposure	17.20%
Percent of Net Long Exposure	11.70%
C000237876 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	102.80%
Percent of Total Long Exposure	79.20%
Percent of Total Short Exposure	23.60%
Percent of Net Long Exposure	55.60%
C000237876 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	96.90%
Percent of Total Long Exposure	96.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	96.90%
C000237875 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	25.80%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	25.80%
Percent of Net Long Exposure	(25.80%)
C000237875 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	46.10%
Percent of Total Long Exposure	28.90%
Percent of Total Short Exposure	17.20%
Percent of Net Long Exposure	11.70%
C000237875 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	102.80%
Percent of Total Long Exposure	79.20%
Percent of Total Short Exposure	23.60%
Percent of Net Long Exposure	55.60%
C000237875 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	96.90%
Percent of Total Long Exposure	96.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	96.90%